Consolidated Balance Sheets (Unaudited) (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common Unitholders, Units issued and outstanding	60,109,163	46,887,320
Subordinated Unitholders, Units issued and outstanding	0	7,621,843
General Partners, Units issued and outstanding	1,226,721	1,132,843
Subordinated Series A Unitholders, Units issued and outstanding	0	1,000,000